OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

December 14, 2011

VIA EDGAR

Allison White, Esq.
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:	Oppenheimer Funds listed in Exhibit A

Dear Ms. White:

An electronic ("EDGAR") filing is transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended.  This filing contains definitive proxy materials to be furnished to shareholders of each of the Oppenheimer-advised funds listed on Exhibit A (the "Funds") in connection with a joint meeting of the Funds’ shareholders to be held on either January 20, 2012 or February 29, 2012, as indicated in the proxy materials.

We have reviewed the comments we received by telephone on November 28, 2011 regarding the preliminary proxy materials (the “Proxy Statement”) filed on November 18, 2011 (Accession No.0000728889-11-001411).  For your convenience, we have included each of your comments in italics, followed by our responses. Defined terms have the meanings defined in the Proxy Statement.

1.	Please include the name and address of the administrator to the funds, and the address of OppenheimerFunds, Inc. and OppenheimerFunds Distributor, Inc., pursuant to Schedule 14A Item 22(a)(3)(i).

OppenheimerFunds Inc. is the Funds’ manager and also acts as administrator.  The Proxy Statement has been revised to include this information and the requested addresses.

2.	Please add disclosure explaining that the Funds are sold through variable life insurance programs.

The Proxy Statement has been revised to include this information.

3.	Please state which committee nominated the nominees for Independent Trustee, or note where such information is located in the Proxy Statement, pursuant to Regulation S-K Item 407(c)(2)(7).

Page 11 of the Proxy Statement contains the following paragraph:

Independent Nominees
The Board’s Governance Committee also serves as nominating committee for each Fund.
Each member of the Governance Committee is an Independent Board Member. After due consideration, the members of the Governance Committee selected and nominated the Nominees and recommended to shareholders the election of the Nominees. In making the recommendation, the Board and Governance Committee took into consideration a number of factors, including the knowledge, background, and experience of the Nominees in overseeing the Fund.

4.	Please update the address of the Securities and Exchange Commission appearing on page 8 of the Proxy Statement.

The Proxy Statement has been revised accordingly.

5.	Please change the reference to Form N-1A to Schedule 14A on page 15 of the Proxy Statement.

The Proxy Statement has been revised accordingly.

6.	Please change the reference to proposal 2g-1 and 2g-2 to 2e-1 and 2e-2 on page 28 of the Proxy Statement.

The Proxy Statement has been revised accordingly.

7.
Please note that it is the position of the Securities and Exchange Commission Staff regarding the word “Global” appearing in proposal 2(h) of the Proxy Statement that Funds with this term in their name should generally invest under normal circumstances at least 40% of their assets in non-U.S. issuers.

The position of the Securities and Exchange Commission staff is noted.

8.	Please add information regarding proportional voting on pages 41-42 of the Proxy Statement.

The Proxy Statement has been revised to include this information.

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The following acknowledgement is required to be included by the staff of the Securities and Exchange Commission:

Each Fund is responsible for the adequacy and accuracy of the disclosure in the filing. Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The revisions and/or responses discussed above were reflected in this definitive proxy statement.  Please contact me at 212-323-4091 if you have any questions or would like additional information.
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Sincerely,

/s/ Edward Gizzi
Edward Gizzi
Vice President and Assistant Counsel

Attachments

cc:	Valerie Lithotomos, Esq.
Taylor Edwards, Esq.
Emily Petkun Ast, Esq.
Lori E. Bostrom, Esq.
K&L Gates LLP

Exhibit A

OPPENHEIMER VARIABLE ACCOUNT FUNDS, on behalf of
-Oppenheimer Balanced Fund/VA
- Oppenheimer Capital Appreciation Fund/VA
- Oppenheimer Core Bond Fund/VA
- Oppenheimer Global Securities Fund/VA
- Oppenheimer Global Strategic Income Fund/VA
- Oppenheimer High Income Fund/VA
- Oppenheimer Main Street Fund/VA
- Oppenheimer Main Street Small- & Mid-Cap Fund/VA
- Oppenheimer Money Fund/VA
- Oppenheimer Small- & Mid-Cap Growth Fund/VA
- Oppenheimer Value Fund/VA
File No. 811-4108; Reg. No. 2-93177
PANORAMA SERIES FUND, INC., on behalf of -Growth Portfolio -Oppenheimer International Growth Fund/VA -Total Return Portfolio	File No. 811-3255; Reg. No. 2-73969